Financial results (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial costs [Abstract]
Schedule of Financial Results

Amounts in US$ '000	2019	2018	2017
Financial expenses
Interest and amortization of debt issue costs	(29,977)	(28,955)	(27,823)
Interest with related parties	—	(1,606)	(2,224)
Less: amounts capitalized on qualifying assets	367	258	611
Borrowings cancellation costs	—	—	(17,575)
Bank charges and other financial results	(6,900)	(5,513)	(3,721)
Unwinding of long-term liabilities	(4,560)	(3,505)	(2,779)
	(41,070)	(39,321)	(53,511)
Financial income
Interest received	2,360	3,059	2,016
	2,360	3,059	2,016
Foreign exchange gains and losses
Foreign exchange loss	(6,163)	(11,323)	(2,193)
Realized gain on currency risk management contracts	2,843	—	—
Unrealized gain on currency risk management contracts	874	—	—
	(2,446)	(11,323)	(2,193)
Total Financial results	(41,156)	(47,585)	(53,688)